Financial Instruments and Related Risk Management (Summary of Significant Foreign Currency Derivatives) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / $ $ / $ R$ / $	Dec. 31, 2022 USD ($) $ / $ R$ / $ $ / $
Disclosure Of Derivative Contract Outstanding [Line Items]
Bonds Issued Undiscounted Cash Flows	$ 15,339
Forwards USD/CAD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 435	$ 473
Average Contract Rate | $ / $	1.3207	1.3584
Forwards USD/CAD [Member] | Derivatives Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 601	$ 487
Average Contract Rate | $ / $	1.3565	1.3255
Forwards AUD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 86	$ 133
Average Contract Rate | $ / $	1.5269	1.5010
Forwards Brl Usd [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 94	$ 374
Average Contract Rate | R$ / $	4.8688	5.6892